S000003864 [Member] Expense Example - BlackRock Advantage Large Cap Core Portfolio - BlackRock Advantage Large Cap Core Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	309
Expense Example, with Redemption, 10 Years	$ 705